Noninterest Income - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Other Revenues [Line Items]
Trust fees		¥ 64,000	¥ 59,000	¥ 58,000
Fees related to trust business		105,000	87,000	79,000
Trading account gains (losses)—net	[1]	102,749	803,383	390,260
Other noninterest income	[1],[2]	326,113	265,045	221,273
Accounting Standards Concepts Update 606
Other Revenues [Line Items]
Trading account gains (losses)—net		113,000	113,000	93,000
Other noninterest income		¥ 31,000	¥ 33,000	¥ 25,000

[1]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[2]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 26 “Fair value” for further details.